Deposits, prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2025
Deposits Prepaid Expenses And Other Current Assets
Schedule of deposits prepaid expenses and other current assets

	December 31, 2024	June 30, 2025	June 30, 2025
	S$’000	S$’000	US$’000

Deposits	214	214	168
Prepayments	2,161	808	635
Other receivables	143	165	130
Provision for expired credits	140	126	99
	2,658	1,313	1,032